VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC *∞	46,050,016	$0
TCS Group Holding Plc (GDR) *∞	1,390,470	0
VTB Bank PJSC *∞	66,877,350,000	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings Plc (ADR) * †∞	1,881,257	0
Consumer Staples Distribution & Retail: 0.0%
Magnit PJSC *∞	1,226,365	0
X5 Retail Group NV (GDR) *∞	1,970,269	0
		0
Energy: 0.0%
Gazprom PJSC ∞	45,772,138	0
LUKOIL PJSC ∞	2,063,982	0
Novatek PJSC ∞	7,452,940	0
Rosneft Oil Co. PJSC ∞	16,922,345	0
Surgutneftegas PJSC ∞	125,211,510	0
Surgutneftegas PJSC (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR) *∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC *∞	17,946,312	0
Food & Staples Retailing: 0.0%
Magnit PJSC (GDR) *	1	0
Materials: 0.0%
Alrosa PJSC *	33,188,190	0
Evraz Plc *∞	266,000	0
MMC Norilsk Nickel PJSC ∞	529,178	0
MMC Norilsk Nickel PJSC (ADR) *∞	4	0
Novolipetsk Steel PJSC *	22,272,460	0
PhosAgro PJSC ∞	705,974	0
PhosAgro PJSC (GDR) ∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya OJSC *∞	730,890	0
Severstal PAO (GDR) *∞	3,405,164	0
		0
Media & Entertainment: 0.0%
VK Co. Ltd. (GDR) *∞	2,338,938	0
	Number of Shares	Value
Media & Entertainment (continued)
Yandex NV *∞	1,754,686	$0
		0
Telecommunication Services: 0.0%
Mobile TeleSystems PJSC ∞	14,853,038	0
Rostelecom PJSC ∞	13,944,591	0
		0
Utilities: 0.0%
Inter RAO UES PJSC ∞	482,502,010	0
Irkutsk Electronetwork Co. JSC *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,826,684,819)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,628)
Energy: 0.0%
Transneft PJSC ∞	20,972	0

MONEY MARKET FUND: 100.5% (Cost: $32,911,914)
State Street Institutional Treasury Plus - Institutional Class	32,911,914	32,911,914

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $1,905,631,361)		32,911,914

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.5%
Money Market Fund: 6.5% (Cost: $2,121,905)
State Street Navigator Securities Lending Government Money Market Portfolio	2,121,905	2,121,905
Total Investments: 107.0% (Cost: $1,907,753,266)		35,033,819
Liabilities in excess of other assets: (7.0)%		(2,296,011)
NET ASSETS: 100.0%		$32,737,808

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.
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VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	0.0%	$0
Energy	0.0	0
Utilities	0.0	0
Communication Services	0.0	0
Financials	0.0	0
Materials	0.0	0
Consumer Discretionary	0.0	0
Money Market Fund	100.0	32,911,914
	100.0%	$32,911,914

* See Schedule of Investments for industry sector breakouts.

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